Summary of Significant Accounting Policies - Disaggregation of Revenue (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	¥ 4,997,537	¥ 2,708,885	¥ 4,228,095
Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	662,909	354,833	627,993
Loan facilitation service fees [Member] | Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	3,604,019	1,908,851	2,984,063
Loan facilitation service fees [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	190,163		326,812
Post-facilitation service fees [Member] | Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	1,287,760	672,981	1,096,660
Post-facilitation service fees [Member] | Without Quality Assurance Program [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	21,805		103,713
Other Revenue [Member] | Quality Assurance Program [Member] | Investment Management Fees [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors		31,767	109,423
Other Revenue [Member] | Quality Assurance Program [Member] | Other Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	105,758	95,286	37,949
Other Revenue [Member] | Without Quality Assurance Program [Member] | Borrowers Referral Fee [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	239,070	290,337	130,677
Other Revenue [Member] | Without Quality Assurance Program [Member] | Other Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Changes in expected discretionary payment to IRF investors	¥ 211,871	¥ 64,496	¥ 66,791